UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-6273

DREYFUS MASSACHUSETTS MUNICIPAL MONEY MARKET FUND
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	1/31
Date of reporting period:	4/30/05

FORM N-Q

Item 1. Schedule of Investments.

Dreyfus Massachusetts Municipal Money Market Fund
Statement of Investments
April 30, 2005 (Unaudited)

	Principal
Tax Exempt Investments--103.3%	Amount ($)		Value ($)

Blackstone Valley Vocational Regional School District
GO Notes, BAN 3%, 7/15/2005	2,000,000		2,003,250
Clinton, GO Notes, BAN 2.75%, 5/4/2005	4,045,000		4,045,237
Duxbury, GO Notes, BAN 3%, 7/14/2005	500,000		500,910
Falmouth, GO Notes, BAN 3.25%, 7/21/2005	2,000,000		2,005,505
Gill-Montague Regional School District, GO Notes
BAN 3%, 7/29/2005	1,650,000		1,654,973
Greater New Bedford Regional Vocational
Technical High School District
GO Notes, BAN 3%, 9/15/2005	4,125,000		4,137,169
Koch Certificates of Trust, Revenue, VRDN
3.09% (Insured; AMBAC and Liquidity Facility;
State Street Bank & Trust Co.)	3,997,930	a	3,997,930
Leicester, GO Notes, BAN 2.75%, 5/19/2005	3,505,000		3,506,941
Leominster, GO Notes, BAN 2.75%, 5/12/2005	1,215,000		1,215,336
State of Massachusetts, GO Notes
Consolidated Loan 5%, 9/1/2005	110,000		110,987
Massachusetts Development Finance Agency:
Electric Revenue, CP (Nantucket Electric Co.):
2.05%, 5/24/2005	4,800,000		4,800,000
2.15%, 5/25/2005	1,425,000		1,425,000
VRDN:
College and University Revenue:
(Assumption College)
3.02% (LOC; The Bank of New York)	2,900,000	a	2,900,000
(Suffolk University) 3.10% (Insured; Radian Bank
and Liquidity Facility: Bank of America
and State Street Bank & Trust Co.)	10,000,000	a	10,000,000
(The Rivers School Issue)
3% (LOC; Citizen's Bank of Massachusetts)	2,500,000	a	2,500,000
(Wentworth Institute of Technology)
3.10% (Insured; Radian Bank and
Liquidity Facility; Bank of America)	11,900,000	a	11,900,000
Industrial Revenue:
(Catania-Spagna) 3.10% (LOC; Lloyds TSB Bank)	2,925,000	a	2,925,000
(ECM Plastics Issue) 3.10% (LOC; PNC Bank)	2,790,000	a	2,790,000
(FIBA Technologies) 3.08% (LOC; Comerica Bank)	2,200,000	a	2,200,000
(ISO New England Inc.) 3.02% (LOC; Key Bank N.A.)	6,000,000	a	6,000,000
MFHR:
(Georgetown Village Apartments)
3.07% (Insured; FNMA)	4,535,000	a	4,535,000
(Midway Studios Project)
3.08% (LOC: Bank of America and
Citizen's Bank of Massachusetts)	5,000,000	a	5,000,000
Private Schools Revenue:
(Belmont Day School Inc.)
3.02% (LOC; PNC Bank)	3,200,000	a	3,200,000
(Bershire School Project)
3.02% (LOC; Allied Irish Bank)	2,000,000	a	2,000,000
(Dana Hall School)
3% (LOC; The Bank of New York)	5,000,000	a	5,000,000

	(Worchester YMCA Issue)
	3.02% (LOC; SunTrust Bank)	3,700,000	a	3,700,000
	Revenues:
	(Alliance of Massachusetts Inc. Project)
	3.05% (LOC; PNC Bank)	3,600,000	a	3,600,000
	(Fessenden School)
	3.07% (LOC; Bank of America)	4,000,000	a	4,000,000
	(Lesley University)
	3.07% (LOC; Bank of America)	3,000,000	a	3,000,000
	(Mystic Valley Regional School Charter)
	3.02% (LOC; Bank of Nova Scotia)	1,655,000	a	1,655,000
	Massachusetts Health and Educational Facilities
	Authority:
	Education Revenue, CP (Harvard University)
	2.90%, 5/18/2005	3,000,000		3,000,000
	Revenue, VRDN (Cape Cod Healthcare Inc.)
	3.06% (Insured; Assured Guaranty and Liquidity
	Facility; Bank of America)	5,000,000	a	5,000,000
	Massachusetts Housing Finance Agency, SFHR
	1.15%, 5/2/2005	1,500,000		1,500,000
	Massachusetts Industrial Finance Agency, VRDN
	Industrial Revenue:
	(Barker Steel Co. Issue)
	3.32% (LOC; Citizen's Bank of Massachusetts)	1,100,000	a	1,100,000
	(Peterson American Corp. Project)
	3.15% (LOC; Bank One)	800,000	a	800,000
	Massachusetts Port Authority, Special Facilities Revenue
	VRDN, Putters Program 3.06% (Insured; AMBAC
	and Liquidity Facility; JPMorgan Chase Bank)	4,000,000	a	4,000,000
	Nahant, GO Notes, BAN 3%, 11/17/2005	2,100,000		2,109,037
	Needham, GO Notes, BAN 3%, 6/15/2005	3,885,000		3,889,755
	North Brookfield, GO Notes, BAN 3.50%, 9/21/2005	3,223,392		3,239,599
	Northborough-Southborough Regional School
	District, GO Notes, BAN 3%, 10/27/2005	2,600,000		2,611,198
	Norwell, GO Notes, BAN 3.25%, 8/17/2005	2,500,000		2,508,115
	Revere, GO Notes, BAN 3%, 8/26/2005	1,900,000		1,904,785
	Seekonk, GO Notes, BAN 3%, 8/19/2005	2,615,000		2,622,024
	Weymouth, GO Notes 4.50%
	3/1/2006 (Insured; AMBAC)	805,000		818,150

	Total Investments (cost $141,410,901)	103.3%		141,410,901

	Liabilities, Less Cash and Receivables	(3.3)%		(4,570,017)

	Net Assets	100.0%		136,840,884

	Summary of Abbreviations (Unaudited)

AMBAC	American Municipal Bond Assurance Corporation		LOC	Letter of Credit
BAN	Bond Anticipation Notes		MFHR	Multi-Family Housing Revenue
CP	Commercial Paper		SFHR	Single Family Housing Revenue
FNMA	Federal National Meeting Association		VRDN	Variable Rate Demand Notes
GO	General Obligation

Summary of Combined Ratings
Fitch	or	Moody's	or	Standard & Poor's	Value (%)*

F1+, F1		VMIG1, MIG1, P1		SP1+, SP1, A1+, A1	84.6
AAA, AA, A b		Aaa, Aa, A b		AAA, AA, A b	2.9
Not Rated c		Not Rated c		Not Rated c	12.5
					100.0

* Based on Total Investments.

a	Securities payable on demand. Variable interest - subject to periodic changes.
b	Notes which are not F, MIG and SP rated are represented by bond ratings of the issuers.
c	Securities which, while not rated by Fitch, Moody's and Standard & Poor's have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS MASSACHUSETTS MUNICIPAL MONEY MARKET FUND

By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	June 17, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	June 17, 2005

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	June 17, 2005

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)